Real estate property development completed, under development and held for sale (Tables)	12 Months Ended
Dec. 31, 2012
Real estate property development completed, under development and held for sale [Abstract]
Schedule Of Real Estate Property Completed And Under Development

The following summarizes the components of real estate property completed, under development and held for sale at December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
	US$	US$
Development completed:
Zhengzhou Xinyuan Splendid 1A	101,009	101,257
Zhengzhou Financial Square	10,574	12,377
Zhengzhou Yipin Xiangshan Phase I	-	51,143
Suzhou Lake Splendid	363,548	166,155
Suzhou Colorful Garden	401,592	421,380
Hefei Wangjiang Garden	290,699	278,548
Zhengzhou Xinyuan Colorful Garden	4,929,264	-
Jinan International City Garden	678,455	972,064
Suzhou International City Garden	-	-
Chengdu Xinyuan Splendid I	-	1,155,434
Real estate property development completed	6,775,141	3,158,358

Under development:
Current:
Suzhou International City Garden	119,484,041	-
Xuzhou Colorful Garden	38,471,017	21,238,889
Zhengzhou Modern City	60,299,157	57,408,025
Zhengzhou Century East A	36,226,170	53,604,699
Zhengzhou Century East B	104,832,456	98,948,705
Zhengzhou Royal Palace	103,516,481	98,557,509
Jinan Xinyuan Splendid	302,470,861	297,909,913
Kunshan International City Garden	126,205,482	123,002,290
Chengdu Xinyuan Splendid I	29,109,213	-
Chengdu Xinyuan Splendid II	92,164,170	41,573,242
Zhengzhou Yipin Xiangshan Phase I	4,487,385	-
Zhengzhou Yipin Xiangshan Phase II	96,222,612	56,189,379
Xuzhou New Land	38,415,147	39,943,324
Zhengzhou New Land	92,486,788	97,601,917
Suzhou New Land	-	44,942,686
Beijing New Land	-	170,596,964
New York New Land	-	55,587,073
	1,244,390,980	1,257,104,615
Profit recognized	239,583,913	279,176,906
Less: progress billings (see Note 11)	(722,103,502)	(813,462,059)

Total real estate property under development	761,871,391	722,819,462

Northern Nevada Land Portfolio	-	1,191,200
Lennox Project	-	10,000,000
Real estate property held for sale	-	11,191,200

Total real estate property development completed, under development and held for sale	768,646,532	737,169,020